SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash incentives and Value added taxes ("VAT") (Details) - CNY (¥) ¥ in Thousands		9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 01, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition
Value added tax rate for small scale tax payers (as a percent)				3.00%
Additional deductible value added tax rate (as a percent)	10.00%			10.00%	10.00%
Value added tax				¥ 52,697	¥ 136,501
Products
Revenue recognition
Value added tax rate (as a percent)		13.00%	16.00%	13.00%	13.00%
Services
Revenue recognition
Value added tax rate (as a percent)		6.00%		6.00%	6.00%